Shareholder Report, Holdings (Details) - GammaRoad Market Navigation ETF	Aug. 31, 2025
iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.10%
SPDR Bloomberg 1-3 Month T-Bill ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%